Asset retirement obligations - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset retirement obligations
Provisions, current liabilities	$ 1,363	$ 1,394
Provisions, non-current liabilities	7,095	7,027
Asset retirement obligations
Change in the provision for asset retirement obligations
Balance at beginning of the year	3,168	2,519
Present value valuation	15	70
Settlements	(259)	(60)
Revisions on cash flows estimates	461	620
Translation adjustment	(270)	96
Effect of discontinued operations
Transfer to net assets held for sale		(77)
Balance at end of the year	3,115	3,168
Asset retirement obligations
Provisions, current liabilities	85	87
Provisions, non-current liabilities	$ 3,030	$ 3,081